Condensed Consolidated Cash Flow Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Profit after tax	£ 139	£ 419
Non-cash items included in profit:
Adjustments to reconcile profit (loss)	778	86
Net change in operating assets and liabilities:
Change in operating assets	(4,172)	1,135
Change in operating liabilities	10,669	1,328
Corporation taxes paid	(110)	(166)
Effects of exchange rate differences	891	(334)
Net cash flows from operating activities	8,195	2,468
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(151)	(66)
Proceeds from sale of property, plant and equipment and intangible assets	92	32
Purchase of financial assets at amortised cost and financial assets at fair value through other comprehensive income	(2,626)	(4,141)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at fair value through other comprehensive income	2,581	4,259
Net cash flows from investing activities	(104)	84
Cash flows from financing activities
Issue of debt securities and subordinated notes	4,097	2,770
Issuance costs of debt securities and subordinated notes	(10)	(9)
Repayment of debt securities and subordinated notes	(6,133)	(4,693)
Repurchase of preference shares and other equity instruments	0	(14)
Dividends paid on ordinary shares	0	(164)
Dividends paid on preference shares and other equity instruments	(82)	(80)
Net cash flows from financing activities	(2,128)	(2,190)
Change in cash and cash equivalents	5,963	362
Cash and cash equivalents at beginning of the year	27,817	26,029
Effects of exchange rate changes on cash and cash equivalents	94	3
Cash and cash equivalents at the end of the year	33,874	26,394
Cash and cash equivalents consist of:
Cash and balances at central banks	30,276	21,936
Less: regulatory minimum cash balances	(772)	(670)
Cash and bank balances at central banks less regulatory minimum cash balances	29,504	21,266
Net trading other cash equivalents	0	0
Net non-trading other cash equivalents	4,370	5,128
Cash and cash equivalents at the end of the year	£ 33,874	£ 26,394